UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                              ------------------------------
Check here if Amendment [ ]; Amendment Number:
                                                 --------------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Charles E. Mather III
          -------------------------------------
Address:  3819 The Oak Road
          -------------------------------------
          Philadelphia, PA 19129
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Form 13F File Number:  28- 10247
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mehrdad Mehrespand
Title:     Associate
Phone:     (202) 778-9191

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-fact   Washington, D.C.   November__, 2003
------------------------------------------   ----------------   ----------------
        [Signature]                           [City, State]          [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


  Form 13F File Number         Name

  28-    04580           PNC Bank Delaware
      ---------------   ---------------------------
  28-    03877           Fiduciary Trust Company
                         International
                         ---------------------------

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2
                                           ------------------------

Form 13F Information Table Entry Total:     4

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Form 13F Information Table Value Total      $13,412
                                           ------------------------
                                                 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.       Form 13F File Number      Name
   1         28-04580                  PNC Bank Delaware
   2         28-03877                  Fiduciary Trust Company International

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
                                                     FORM 13-F INFORMATION TABLE

   COLUMN 1      COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------

                   TITLE OF                 VALUE    SHRS OR   SH/     PUT/    INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER      CLASS        CUSIP    (x$1000)   PRN AMT   PRN     CALL    DISCRETION  MANAGERS  SOLE  SHARED   NONE
----------------- ----------- ----------- --------- --------- --------------- ------------ --------- ----- ------- ------

Exxon Mobil Corp   Common     30231G102    $6,136    167,656  SH              Shared-other                          3,732

                                                                              Shared-other   1,2          163,924

Federal Home Ln    Common     313400301    $1,719    32,834   SH              Shared-other                          334
Mtg Corp
                                                                              Shared-other   1            32,500

Merck & Co Inc     Common     589331107    $5,234    103,400  SH              Shared-other                          400

                                                                              Shared-other   1            103,000

MEDCO Health       Common     58405U102    $323      12,468   SH              Shared-other                          48
Solutions, Inc.
                                                                              Shared-other   1            12,420

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


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